ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE REAL ESTATE FUND
Unaudited	September 30, 2007
Portfolio of Investments †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 95.5%
REAL ESTATE 95.5%
Apartment Residential 16.1%
Avalonbay Communities, REIT	635,000	74,968
BRE Properties, Class A, REIT	1,000,000	55,930
Camden Property Trust, REIT	1,198,700	77,016
Equity Residential, REIT	2,212,600	93,726
Essex Property Trust, REIT	684,000	80,418
		382,058
Diversified 7.0%
Cousins Properties, REIT	1,231,000	36,142
Mitsubishi Estate (JPY)	1,449,000	41,347
Vornado Realty Trust, REIT	819,800	89,645
		167,134
Hotels/Lodging 7.9%
Host Hotels & Resorts, REIT	3,840,000	86,170
LaSalle Hotel Properties, REIT	1,317,900	55,457
Marriott, Class A	1,077,300	46,830
		188,457
Industrial 10.6%
AMB Property, REIT	1,394,600	83,411
DCT Industrial Trust, REIT	3,641,600	38,127
EastGroup Properties, REIT	1,037,000	46,935
ProLogis, REIT	1,272,800	84,450
		252,923
Office 17.8%
Alexandria Real Estate Equities, REIT	387,000	37,253
Boston Properties, REIT	729,000	75,743
Brandywine Realty Trust, REIT	1,290,000	32,650
Brookfield Properties	2,716,000	67,628
Douglas Emmett, REIT	1,595,000	39,444
Highwoods Properties, REIT	849,400	31,148
Kilroy Realty, REIT	677,000	41,047
Mack-Cali Realty, REIT	1,195,700	49,143
SL Green Realty, REIT	430,000	50,211
		424,267
Office & Industrial 2.1%
Duke Realty, REIT	1,444,000	48,822
		48,822
Other Real Estate 3.0%
Plum Creek Timber, REIT	934,000	41,806
St. Joe	905,000	30,417
		72,223
Regional Mall 16.4%
CBL & Associates Properties, REIT	1,434,400	50,276
General Growth Properties, REIT	1,738,000	93,192
Macerich Company, REIT	1,082,100	94,770
Simon Property Group, REIT	1,509,000	150,900
		389,138
Self Storage 1.4%
Public Storage, REIT	408,600	32,136
		32,136
Shopping Center 13.2%
Developers Diversified Realty, REIT	840,000	46,931
Equity One, REIT	1,877,000	51,054
Federal Realty Investment Trust, REIT	487,000	43,148
Kimco Realty, REIT	1,397,000	63,158
Regency Centers, REIT	782,300	60,042
Weingarten Realty Investors, REIT	1,212,000	50,250
		314,583
Total Real Estate		2,271,741
Total Common Stocks (Cost $1,972,772)		2,271,741
CONVERTIBLE BONDS 3.2%
Alexandria Real Estate Equities, 3.70%, 1/15/27 (1)	28,850,000	28,253
BRE Properties, 4.125%, 8/15/26 (1)	21,400,000	21,681
Kilroy Realty, 3.25%, 4/15/12 (1)	29,250,000	26,484
Total Convertible Bonds (Cost $79,606)		76,418
SHORT-TERM INVESTMENTS 1.1%
Money Market Funds 1.1%
T. Rowe Price Reserve Investment Fund, 5.46% (2)(3)	24,855,227	24,855
Total Short-Term Investments (Cost $24,855)		24,855
Total Investments in Securities
99.8% of Net Assets (Cost $2,077,233)		$2,373,014

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$76,418 and represents 3.2% of net assets.
(2)	Seven-day yield
(3)	Affiliated company - see Note 4.
JPY	Japanese Yen
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Real Estate Fund
Unaudited	September 30, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Real Estate Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term growth through a combination of capital appreciation and current income.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2007, the cost of investments for federal income tax purposes was $2,077,233,000. Net unrealized gain aggregated $295,781,000 at period-end, of which $359,293,000 related to appreciated investments and $63,512,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the nine months ended September 30, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $2,557,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at September 30, 2007, and December 31, 2006, was $24,855,000 and $77,001,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Real Estate Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 16, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 16, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 16, 2007